PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2022
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Schedule of plans sponsored by the Company and its subsidiaries and related benefit types

Plan	Type	Entity	Sponsor
PBS-A	Defined benefit (DB)	Sistel	Telefônica Brasil, jointly with other telecoms resulting from privatization of the Sistema Telebrás
PAMA / PCE	Defined benefit (DB)	Sistel	Telefônica Brasil, jointly with other telecoms resulting from privatization of the Sistema Telebrás
Healthcare - Law No. 9656/98	Defined benefit (DB)	Telefônica Brasil	Telefônica Brasil, Terra Networks, TGLog and TIS
CTB	Defined benefit (DB)	Telefônica Brasil	Telefônica Brasil
Telefônica BD	Defined benefit (DB)	VisãoPrev	Telefônica Brasil
VISÃO	Defined contribution (DC) / Hybrid	VisãoPrev	Telefônica Brasil, Terra Networks, TGLog, TIS and CloudCo Brasil

Schedule of reconciliation of net liabilities (assets)

	12.31.22			12.31.21
	Post-retirement	Post-retirement		Post-retirement	Post-retirement
	pension plans	health plans	Total	pension plans	health plans	Total
Present value of DB plan obligations	1,969,220	1,495,397	3,464,617	2,066,175	1,401,044	3,467,219
Fair value of plan assets	3,273,309	909,271	4,182,580	3,310,273	860,165	4,170,438
Net liabilities (assets)	(1,304,089)	586,126	(717,963)	(1,244,098)	540,879	(703,219)

Asset limitation	1,368,814	114,804	1,483,618	1,217,739	40,146	1,257,885

Current assets	—	—	—	(90,538)	—	(90,538)
Non-current assets	(4,161)	—	(4,161)	(4,613)	—	(4,613)
Current liabilities	7,643	19,734	27,377	7,146	12,800	19,946
Non-current liabilities	61,243	681,196	742,439	61,646	568,225	629,871

Summary of total expenses recognized in the income statement

	2022			2021			2020
	Post-	Post-		Post-	Post-		Post-	Post-
	retirement	retirement		retirement	retirement		retirement	retirement
	pension plans	health plans	Total	pension plans	health plans	Total	pension plans	health plans	Total
Current service cost	1,857	13,667	15,524	2,184	21,361	23,545	3,036	26,576	29,612
Net interest on net actuarial assets/liabilities	(2,466)	51,628	49,162	(7,062)	70,436	63,374	(10,385)	82,151	71,766
Total	(609)	65,295	64,686	(4,878)	91,797	86,919	(7,349)	108,727	101,378

Summary of amounts recognized in other comprehensive income (loss)

	2022			2021			2020
	Post-	Post-		Post-	Post-		Post-	Post-
	retirement	retirement		retirement	retirement		retirement	retirement
	pension plans	health plans	Total	pension plans	health plans	Total	pension plans	health plans	Total
Actuarial losses (gains)	(46,511)	6,843	(39,668)	(70,083)	(399,872)	(469,955)	114,556	(256,010)	(141,454)
Asset limitation effect	46,240	71,149	117,389	56,024	17,008	73,032	(128,320)	(40,137)	(168,457)
Total	(271)	77,992	77,721	(14,059)	(382,864)	(396,923)	(13,764)	(296,147)	(309,911)

Schedule of changes in amount net of liability (asset) of defined benefit, net

	12.31.22			12.31.21
	Post-retirement	Post-retirement		Post-retirement	Post-retirement
	pension plans	health plans	Total	pension plans	health plans	Total
Net defined benefit liability (asset) at the beginning of the year	(26,359)	581,025	554,666	(91,272)	880,791	789,519
Expenses	(609)	65,295	64,686	(4,878)	91,797	86,919
Sponsor contributions	(7,529)	(23,382)	(30,911)	(8,071)	(8,699)	(16,770)
Amounts recognized in OCI	(271)	77,992	77,721	(14,059)	(382,864)	(396,923)
Distribution of reserves	99,493	—	99,493	91,921	—	91,921
Net defined benefit liability (asset) at the end of the year	64,725	700,930	765,655	(26,359)	581,025	554,666
Actuarial assets per balance sheet	(4,161)	—	(4,161)	(95,151)	—	(95,151)
Actuarial liabilities per balance sheet	68,886	700,930	769,816	68,792	581,025	649,817

Schedule of results projected for 2022

	Post-retirement	Post-retirement
	pension plans	health plans	Total
Current service cost	1,747	9,378	11,125
Net interest on net defined benefit liability/asset	5,903	68,825	74,728
Total	7,650	78,203	85,853

Schedule of sponsoring company contributions projected for 2022

	Post-retirement	Post-retirement
	pension plans	health plans	Total
Sponsor contributions	1,750	—	1,750
Benefits paid directly by the sponsor	7,643	19,822	27,465
Total	9,393	19,822	29,215

Schedule of average weighted duration of defined benefit liability

	Post-		Post-
	retirement		retirement
	pension plans		health plans
In 2022	7.8	years	13.5	years
In 2021	8.4	years	14.3	years

Schedule of actuarial assumptions

12.31.22
	Post-retirement pension plans	Post-retirement health plans
Discount rate to present value of defined benefit liability	9.75% to 9.83%	9.78% to 9.83%
Future salary growth rate	4.57% to 6.35%	N/A
Medical expense growth rate	N/A	6.61%
Nominal annual adjustment rate of pension benefits	3.50%	N/A
Medical service eligibility age	N/A	59 to 63 years
Estimated retirement age	57 to 60 years	59 to 63 years
Mortality table for nondisabled individuals	AT-2000 Basic segregated by gender, down-rated by 10% and 50%	AT-2000 Basic segregated by gender, down-rated by 10%
Mortality table for disabled individuals	RP-2000 Disabled Male, down-rated by 60%	RP-2000 Disabled Male, down-rated by 60%
Disability table	Light-Forte, Álvaro Vindas (down-rated by 50% ) and Light-Fraca, down rated by 50%	Light-Forte
Turnover	Turnover experience in VISÃO plans (2015 to 2017)	Turnover experience in VISÃO plans (2015 to 2017)

12.31.21
	Post-retirement pension plans	Post-retirement health plans
Discount rate to present value of defined benefit liability	8.56% to 8.61%	8.74% to 8.78%
Future salary growth rate	4.32% to 6.09%	N/A
Medical expense growth rate	N/A	6.35%
Nominal annual adjustment rate of pension benefits	3.25%	N/A
Medical service eligibility age	N/A	57 to 63 years
Estimated retirement age	57 to 60 years	59 to 63 years
Mortality table for nondisabled individuals	AT-2000 Basic segregated by gender, down-rated by 10% and 50%	AT-2000 Basic segregated by gender, down-rated by 10%
Mortality table for disabled individuals	RP-2000 Disabled Male, down-rated by 60%	RP-2000 Disabled Male, down-rated by 60%
Disability table	Light-Forte, Álvaro Vindas (down-rated by 50%) and Light-Fraca, down rated by 50%	Light-Forte
Turnover	Turnover experience in VISÃO plans (2015 to 2017)	Turnover experience in VISÃO plans (2015 to 2017)

Schedule of impacts on the plans' defined benefit liabilities due to the new definition of the actuarial assumptions

	Post-	Post-
	retirement	retirement
	pension plans	health plans	Total
Defined benefit liability, based on current actuarial assumptions	1,969,220	1,495,397	3,464,617
Defined benefit liability, based on prior-year actuarial assumptions	2,112,377	1,653,990	3,766,367
Difference from change in actuarial assumptions	(143,157)	(158,593)	(301,750)

Summary of allocation of plan assets

	12.31.22		12.31.21
	Post-retirement	Post-retirement	Post-retirement	Post-retirement
	pension plans	health plans	pension plans	health plans
Investments with market value quoted in active market:
Fixed income investments
National Treasury Note (NTN)	2,809,035	848,895	2,756,822	799,953
Treasury Financial Letter	161,175	60,376	222,907	59,352
Repurchase operations	164,776	—	136,725	—
Debentures	20,716	—	29,278	—
Financial Letter	840	—	883	—
FIDC shares / Others	6,896	—	20,919	—
National Treasury Notes (LTN)	20	—	23,379	860
Variable income investments
Investments linked to funds and market indexes	6,217	—	5,667	—
Real estate investments	84,497	—	91,845	—
Loans to participants	17,215	—	20,496	—
Structured and overseas investments	1,922	—	1,352	—
Total	3,273,309	909,271	3,310,273	860,165

Rate of growth of medical costs
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Schedule of sensitivity analysis for actuarial assumptions

	Post-retirement	Post-retirement
	pension plans	health plans	Total
Defined benefit liability, projected by the current medical cost growth rate	1,969,220	1,495,397	3,464,617
Considering a rate increased by 1%	1,969,220	1,700,076	3,669,296
Considering a rate decreased by 1%	1,969,220	1,326,082	3,295,302

Defined benefit liability, discounted to present value at current rate	1,969,220	1,495,397	3,464,617
Considering a rate increased by 0.5%	1,901,638	1,406,988	3,308,626
Considering a rate decreased by 0.5%	2,041,501	1,593,293	3,634,794

Defined benefit liability
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Schedule of changes in amount net of liability (asset) of defined benefit, net

	12.31.22			12.31.21
	Post-retirement	Post-retirement		Post-retirement	Post-retirement
	pension plans	health plans	Total	pension plans	health plans	Total
Defined benefit liability at the beginning of the year	2,066,175	1,401,044	3,467,219	2,238,700	1,863,359	4,102,059
Current service costs	1,857	13,667	15,524	2,184	21,361	23,545
Interest on actuarial liabilities	169,354	121,216	290,570	160,140	144,463	304,603
Benefits paid	(188,382)	(70,975)	(259,357)	(175,863)	(52,570)	(228,433)
Member contributions paid	368	—	368	336	—	336
Actuarial losses (gains) adjusted by experience	63,005	189,038	252,043	176,664	(316,034)	(139,370)
Actuarial losses (gains) adjusted by financial assumptions	(143,157)	(158,593)	(301,750)	(335,986)	(259,535)	(595,521)
Defined benefit liability at the end of the year	1,969,220	1,495,397	3,464,617	2,066,175	1,401,044	3,467,219

Fair value of plan assets
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Schedule of changes in amount net of liability (asset) of defined benefit, net

	12.31.22			12.31.21
	Post-retirement	Post-retirement		Post-retirement	Post-retirement
	pension plans	health plans	Total	pension plans	health plans	Total
Fair value of plan assets at the beginning of the year	3,310,273	860,165	4,170,438	3,411,297	1,004,048	4,415,345
Benefits paid	(182,298)	(47,636)	(229,934)	(169,257)	(43,912)	(213,169)
Participants contributions paid	368	—	368	336	—	336
Sponsor contributions paid	1,445	43	1,488	1,465	40	1,505
Interest income on plan assets	276,655	73,096	349,751	247,591	75,686	323,277
Return on plan assets excluding interest income	(33,641)	23,603	(10,038)	(89,238)	(175,697)	(264,935)
Distribution of reserves	(99,493)	—	(99,493)	(91,921)	—	(91,921)
Fair value of plan assets at the end of the year	3,273,309	909,271	4,182,580	3,310,273	860,165	4,170,438

Asset Limitation
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Schedule of changes in amount net of liability (asset) of defined benefit, net

	12.31.22			12.31.21
	Post-retirement	Post-retirement		Post-retirement	Post-retirement
	pension plans	health plans	Total	pension plans	health plans	Total
Asset Limitation at the beginning of the year	1,217,739	40,146	1,257,885	1,081,325	21,480	1,102,805
Interest on the asset limitation	104,835	3,509	108,344	80,390	1,658	82,048
Changes in the assets limitation, except interest	46,240	71,149	117,389	56,024	17,008	73,032
Asset Limitation at the end of the year	1,368,814	114,804	1,483,618	1,217,739	40,146	1,257,885